Trust preferred securities - Financial data pertaining to the different trusts (Details) - Trust Preferred Securities Subject To Mandatory Redemption - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Popular Capital Trust I
Debt Disclosure
Capital securities	$ 181,063	$ 181,063
Distribution rate	6.70%	6.70%
Common securities	$ 5,601	$ 5,601
Junior subordinated deferrable interest debentures	$ 186,664	$ 186,664
Stated maturity date	November 2033	November 2033
Popular North America Capital Trust I
Debt Disclosure
Capital securities	$ 91,651	$ 91,651
Distribution rate	6.564%	6.564%
Common securities	$ 2,835	$ 2,835
Junior subordinated deferrable interest debentures	$ 94,486	$ 94,486
Stated maturity date	September 2034	September 2034
Popular Capital Trust II
Debt Disclosure
Capital securities	$ 101,023	$ 101,023
Distribution rate	6.125%	6.125%
Common securities	$ 3,125	$ 3,125
Junior subordinated deferrable interest debentures	$ 104,148	$ 104,148
Stated maturity date	December 2034	December 2034